NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
Note 8 - Net Loss Per Share

8. NET LOSS PER SHARE

Basic net loss per share is computed using the weighted average number of common shares outstanding during the year. The dilutive effect of potential common shares outstanding is included in diluted net loss per share. The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2021 and 2020:

	Years ended December 31,
	2021	2020

Net loss attributable to common shareholders	$(287,763)	$(4,148,947)

Weighted average common shares outstanding – Basic and diluted	219,614,098	165,747,163

Net loss per share – Basic and diluted	$(0.00)	$(0.03)